SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Disclosure of subsidiaries

Name	Location	Ownership	Principal Activity
Beadell Resources Pty Ltd	Australia	100%	Holding company
Beadell (Brazil) Pty Ltd	Australia	100%	Holding company
Beadell (Brazil 2) Pty Ltd	Australia	100%	Holding company
Beadell Resources (Holdings) Ltd	British Virgin Islands	100%	Holding company
Beadell Resources Mineração Ltda	British Virgin Islands	100%	Holding company
Mina Tucano Ltda (formerly Beadell Brasil Ltda)	Brazil	100%	Mining company
Mineração Vale dos Reis Ltda	Brazil	100%	Holding company
Beadell Resources Mineração Ltda	Brazil	100%	Holding company
Mineração Serra da Canga Ltda	Brazil	100%	Holding company
Marina Norte Empreendimentos de Mineração S.A.	Brazil	70%	Holding company
Mineral Mexicana el Rosario S.A. de C.V.	Mexico	100%	Mining company
Metálicos de Durango S.A. de C.V.	Mexico	100%	Mining services company
Minera de Villa Seca S.A. de C.V.	Mexico	100%	Mining services company
Coboro Minerales de México S.A. de C.V.	Mexico	100%	Exploration company
Great Panther Coricancha S.A.	Peru	100%	Exploration company
Great Panther Silver Peru S.A.C.	Peru	100%	Holding company
Cangold Peru S.A.C.	Peru	100%	Exploration company
Great Panther Finance Canada Limited	Canada	100%	Financing company
Cangold Limited	Canada	100%	Exploration company
GP Finance International S.a.r.l.	Luxembourg	100%	Financing company

Disclosure of detailed information about estimated useful life or depreciation rate

Computers	straight line over estimated useful life of 3 years

Furniture	straight line over estimated useful life of 5 years

Office	straight line over estimated useful life of 5 years

Software	straight line over estimated useful life of 3 years

Leasehold improvements	straight line over term of the lease

Disclosure of reconciliation of operating lease commitments

Operating lease commitments at December 31, 2018	$1,383
Excluded from lease commitments due to cancellation clauses	70
Recognition exemption for low-value assets	(11)
1,442
Discounted using the incremental borrowing rate at January 1, 2019	(215)
Lease obligations recognized at January 1, 2019	$1,227